As filed with the Securities and Exchange Commission on December 14, 2017
File Nos. 333-215165/811-23222

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 15	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 17	☒

HARTFORD FUNDS EXCHANGE-TRADED TRUST

(Exact Name of Registrant as Specified in Charter)

690 Lee Road

Wayne, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (610) 386-4068

Thomas R. Phillips
Hartford Funds Management Company, LLC
690 Lee Road

Wayne, Pennsylvania 19087
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605

It is proposed that this filing will become effective (check appropriate box):

[X]       immediately upon filing pursuant to paragraph (b) of Rule 485

[_]       on (Date) pursuant to paragraph (b) of Rule 485

[_]       60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_]       on (Date) pursuant to paragraph (a)(1) of Rule 485

[_]       75 days after filing pursuant to paragraph (a)(2) of Rule 485

[_]       on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[_]       This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Wayne, and Commonwealth of Pennsylvania, on the 14th day of December 2017.

HARTFORD FUNDS EXCHANGE-TRADED TRUST

By:	/s/ James E. Davey
James E. Davey
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ James E. Davey	Trustee, President and Chief Executive Officer	December 14, 2017
James E. Davey

/s/ Michael J. Flook	Controller & Treasurer	December 14, 2017
Michael J. Flook	(Chief Accounting Officer & Chief Financial Officer)

*	Trustee	December 14, 2017
Hilary E. Ackermann

*	Trustee	December 14, 2017
Robin C. Beery

*	Trustee	December 14, 2017
Lynn S. Birdsong

*	Trustee	December 14, 2017
Christine R. Detrick

*	Trustee	December 14, 2017
Duane E. Hill

*	Chairman of the Board and Trustee	December 14, 2017
William P. Johnston

*	Trustee	December 14, 2017
Phillip O. Peterson

*	Trustee	December 14, 2017
Lemma W. Senbet

*	Trustee	December 14, 2017
David Sung

/s/ Thomas R. Phillips		December 14, 2017
* By Thomas R. Phillips
Attorney-in-fact
*(Pursuant to Power of Attorney (previously filed))

EXHIBIT INDEX

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document